Earnings per share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the three months ended March 31,
	2020	2019
Numerator for basic and diluted earnings/(loss) per share
Net income/(loss)	$(4,596)	$712

Denominator for basic and diluted earnings/(loss) per share
Weighted-average shares outstanding – basic and diluted	48,885	20,217
Basic and diluted earnings/(loss) per share	$(0.09)	$0.04

Schedule of diluted net loss per share attributable to common stockholders [Table Text Block]
	For the three months ended March 31,
Potential common shares (in ’000s)	2020	2019
Convertible preferred stock	1,048	-
Stock options to purchase common stock	8,332	5,628
Restricted stock units	2,310	-
Warrants to purchase common stock	11,347	-
Total	23,037	5,628